OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: MAY 31, 2007

                                                        Estimated average burden
                                                        hours per response:21.09


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2006 (UNAUDITED)



                                                                            PRINCIPAL AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 97.0%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 28.2%
U.S. Treasury Bonds
4.50%                                           02/15/36                              $2,530            $    2,426 (h)
5.38%                                           02/15/31                               4,185                 4,523 (h)
7.13%                                           02/15/23                              35,595                44,719 (h)
8.13%                                           08/15/19 - 08/15/21                   35,390                46,791 (f,h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                           01/15/16                              14,591                14,266 (k)
3.50%                                           01/15/11                              27,724                29,054 (h,k)
U.S. Treasury Notes
4.13%                                           08/15/08                               2,530                 2,506 (h)
4.50%                                           09/30/11                             200,230               199,471
4.88%                                           05/15/09 - 08/15/16                  355,095               358,877 (h)
                                                                                                           702,633

FEDERAL AGENCIES - 1.3%
Federal Farm Credit Bank
3.75%                                           01/15/09                              12,750                12,435 (f)
Federal Home Loan Mortgage Corp.
4.75%                                           12/08/10                              18,805                18,666 (f)
                                                                                                            31,101

AGENCY MORTGAGE BACKED - 19.6%
Federal Home Loan Mortgage Corp.
4.50%                                           06/01/33 - 02/01/35                    5,620                 5,255 (f)
5.00%                                           07/01/35 - 10/01/35                    6,946                 6,681 (f)
5.50%                                           05/01/20                               1,464                 1,462 (f)
6.00%                                           04/01/17 - 05/01/35                   17,008                17,166 (f)
6.50%                                           01/01/27 - 09/01/36                   14,177                14,460 (f)
7.00%                                           10/01/16 - 08/01/36                    4,805                 4,950 (f)
7.50%                                           11/01/09 - 09/01/33                    1,729                 1,769 (f)
8.00%                                           08/01/30 - 11/01/30                       17                    18 (f)
8.50%                                           04/01/30 - 05/01/30                       52                    56 (f)
9.00%                                           05/01/16 - 11/01/16                      300                   319 (f)
Federal National Mortgage Assoc.
4.00%                                           05/01/19 - 06/01/19                    5,747                 5,428 (f)
4.50%                                           05/01/18 - 02/01/35                   38,892                37,231 (f)
5.00%                                           06/01/20 - 08/01/35                   28,200                27,243 (f)
5.50%                                           01/01/14 - 08/01/35                   26,069                26,011 (f)
6.00%                                           02/01/14 - 08/01/35                   33,395                33,600 (f)
6.50%                                           01/01/14 - 08/01/36                   47,678                48,631 (f)
7.00%                                           08/01/13 - 06/01/36                   14,253                14,660 (f)
7.50%                                           12/01/09 - 03/01/34                    5,430                 5,597 (f)
8.00%                                           12/01/11 - 11/01/33                    3,126                 3,285 (f)
8.50%                                           04/01/30 - 05/01/31                      328                   353 (f)
9.00%                                           02/01/09 - 12/01/22                    3,258                 3,429 (f)
5.00%                                           TBA                                   45,947                44,521 (b)
5.50%                                           TBA                                   50,605                50,386 (b)
6.00%                                           TBA                                   73,276                73,997 (b)
6.50%                                           TBA                                    1,397                 1,422 (b)
Government National Mortgage Assoc.
4.50%                                           08/15/33 - 09/15/34                   10,755                10,217
4.75%                                           08/20/23 - 09/20/24                       27                    27 (g)
5.00%                                           08/15/33                               2,534                 2,470
5.13%                                           11/20/21 - 10/20/25                       22                    22 (g)
5.38%                                           05/20/21 - 04/20/24                       39                    39 (g)
6.00%                                           04/15/27 - 09/15/36                    6,498                 6,583
6.50%                                           04/15/19 - 08/15/36                   10,216                10,496
7.00%                                           03/15/12 - 06/15/34                    3,462                 3,540
7.50%                                           11/15/22 - 10/15/33                    1,317                 1,367
8.00%                                           10/15/29 - 06/15/30                       21                    22
8.50%                                           10/15/17                                 925                   986
9.00%                                           11/15/16 - 12/15/21                    2,362                 2,557
5.50%                                           TBA                                   23,045                22,887 (b)
                                                                                                           489,143

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
5.5%
Collateralized Mortgage Obligation Trust
(Class B)
5.86%                                           11/01/18                                 475                   402 (c,d,f)
Federal Home Loan Mortgage Corp.
1.32%                                           10/15/18                               8,085                   442 (e,f,g)
1.82%                                           12/15/30                              17,076                   806 (e,f,g)
3.21%                                           10/15/33                               3,215                 2,511 (f,g)
3.97%                                           12/15/33                               1,970                 1,656 (f,g)
4.50%                                           04/15/13 - 03/15/19                   15,742                 1,489 (e,f)
4.50%                                           05/15/17 - 11/15/19                    6,800                 6,434 (f)
5.00%                                           01/15/11 - 12/01/34                   93,468                17,652 (e,f)
5.00%                                           05/15/20 - 02/15/35                   38,334                35,793 (f)
5.08%                                           06/15/33                               7,567                 7,425 (f,g)
5.50%                                           04/15/17 - 06/15/33                    8,167                 1,556 (e,f)
5.50%                                           10/15/34                               4,619                 4,637 (f)
7.50%                                           01/15/16                                 779                   806 (f)
7.50%                                           07/15/27                                  98                    20 (e,f)
8.00%                                           04/15/20                                 310                   309 (f)
8.00%                                           02/01/23 - 07/01/24                      278                    59 (e,f)
11.71%                                          09/25/43                              26,846                   318 (c,e,f,g)
Federal Home Loan Mortgage STRIPS
5.57%                                           08/01/27                                  64                    52 (c,d,f)
Federal National Mortgage Assoc STRIPS (Class 1)
4.37%                                           11/01/34                              12,173                 9,122 (c,d,f)
Federal National Mortgage Assoc STRIPS (Class 2)
7.50%                                           11/01/23                               1,217                   313 (e,f)
8.00%                                           08/01/23 - 07/01/24                      588                   133 (e,f)
8.50%                                           03/01/17 - 07/25/22                    1,026                   210 (e,f)
9.00%                                           05/25/22                                 305                    74 (e,f)
Federal National Mortgage Assoc.
1.19%                                           12/25/42                               4,944                   107 (e,f,g)
1.67%                                           10/25/29                               6,271                   362 (e,f,g)
1.77%                                           12/25/30                               8,366                   412 (e,f,g)
2.17%                                           05/25/18                               2,427                   162 (e,f,g)
2.27%                                           09/25/42                              18,022                   788 (e,f,g)
2.32%                                           04/25/17 - 10/25/17                   13,887                   873 (e,f,g)
2.37%                                           08/25/16                               4,280                   207 (e,f,g)
2.77%                                           06/25/42                               5,671                   346 (e,f,g)
3.54%                                           09/25/31                               4,114                 3,825 (f,g)
4.00%                                           02/25/28                                 386                   377 (f)
4.50%                                           05/25/18                               2,695                   243 (e,f)
4.50%                                           12/25/19                               2,375                 2,186 (f)
4.75%                                           11/25/14                               1,515                   100 (e,f)
5.00%                                           08/25/17 - 02/25/32                    3,281                   344 (e,f)
5.00%                                           03/25/35                               3,225                 2,986 (f)
5.50%                                           07/25/34 - 02/25/35                    9,419                 9,438 (f)
5.75%                                           02/25/35                               4,975                 5,036 (f)
6.00%                                           12/25/34                               3,250                 3,327 (f)
6.50%                                           12/25/34                               2,077                 2,118 (f)
8.00%                                           07/25/14                               2,097                 2,132 (f)
Federal National Mortgage Assoc. (Class S)
1.77%                                           02/25/31                               6,002                   283 (e,f,g)
Federal National Mortgage Assoc. REMIC
4.50%                                           11/25/13                               5,110                   213 (e,f)
4.88%                                           03/25/31                               5,959                 5,837 (f,g)
5.00%                                           10/25/22                               2,750                   449 (e,f)
Federal National Mortgage Assoc. REMIC (Class B)
5.24%                                           12/25/22                                 298                   244 (c,d,f)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%**                                      03/25/22                                   -                     3 (e,f)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%**                                      05/25/22                                   -                    12 (e,f)
Government National Mortgage Assoc.
5.00%                                           02/16/34                               2,349                 2,179 (f)
                                                                                                           136,808

ASSET BACKED - 4.3%
Accredited Mortgage Loan Trust (Class A)
5.63%                                           07/25/34                               1,294                 1,299 (f,g)
AESOP Funding II LLC
5.45%                                           04/20/08                               2,600                 2,601 (a,f,g)
AESOP Funding II LLC (Class A)
5.45%                                           04/20/10                               3,000                 3,006 (a,f,g)
Bank One Issuance Trust
3.59%                                           05/17/10                               1,080                 1,064 (f)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.70%                                           01/25/34                                 323                   324 (f,g)
Capital One Auto Finance Trust (Class A)
5.43%                                           03/15/11                               4,000                 4,001 (f,g)
Capital One Master Trust (Class C)
6.70%                                           06/15/11                               2,344                 2,400 (a,f)
Carmax Auto Owner Trust
4.35%                                           03/15/10                               3,032                 2,993 (f)
Chase Credit Card Master Trust (Class A)
5.44%                                           07/15/10                               5,000                 5,008 (f,g)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                           05/25/32                                 429                   417 (f)
Citibank Credit Card Issuance Trust
4.45%                                           04/07/10                               3,078                 3,036 (f)
5.46%                                           03/20/09                               4,000                 4,002 (f,g)
5.72%                                           06/25/09                               5,000                 5,006 (f,g)
Countrywide Asset-Backed Certificates
5.85%                                           02/25/35                              15,000                15,087 (f,g)
Countrywide Asset-Backed Certificates (Class A)
5.60%                                           05/25/36                               1,093                 1,094 (f,g)
5.70%                                           08/25/34                                 274                   274 (f,g)
5.89%                                           08/25/32                                 321                   321 (f,g)
5.99%                                           04/25/32                                 188                   188 (f,g)
First Franklin Mortgage Loan Asset Backed
Certificates
5.51%                                           12/31/49                               5,000                 5,002 (f,g)
5.61%                                           01/25/35                               2,084                 2,087 (f,g)
5.63%                                           01/25/35                               1,717                 1,721 (f,g)
First Franklin Mortgage Loan Asset Backed
Certificates (Class A)
5.62%                                           06/25/34                                 139                   140 (f,g)
First Horizon Asset Back Trust (Class A)
5.55%                                           02/25/34                               1,096                 1,097 (f,g)
First National Master Note Trust (Class A)
5.44%                                           04/15/09                               5,000                 5,001 (g)
GMAC Mortgage Corp. Loan Trust (Class A)
5.43%                                           06/25/34                               5,500                 5,501 (f,g)
GSAA Trust
5.39%                                           10/25/36                               2,500                 2,498 (g)
5.73%                                           05/25/34                                 976                   981 (f,g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                           10/15/10                               2,798                 2,755
Long Beach Mortgage Loan Trust
5.49%                                           05/25/36                               2,000                 2,001 (g)
5.79%                                           11/26/32                                 542                   542 (f,g)
Mid-State Trust
7.54%                                           07/01/35                               1,027                 1,066 (f)
Peco Energy Transition Trust
6.52%                                           12/31/10                               2,219                 2,329 (f)
Providian Gateway Master Trust (Class B)
5.83%                                           03/15/11                               6,200                 6,213 (a,g)
Residential Asset Mortgage Products, Inc.
5.57%                                           03/25/34                                 293                   293 (f,g)
Residential Asset Securities Corp.
5.58%                                           07/25/32                                 873                   873 (f,g)
Residential Asset Securities Corp. (Class A)
4.16%                                           07/25/30                               1,611                 1,589 (f,g)
5.62%                                           06/25/33                               1,415                 1,416 (f,g)
5.65%                                           11/25/33                               1,993                 1,996 (f,g)
SLM Student Loan Trust (Class A)
5.44%                                           06/15/18                               1,443                 1,444 (f,g)
Structured Asset Investment Loan Trust
5.56%                                           02/25/35                               6,125                 6,130 (a,f,g)
Volkswagen Auto Lease Trust (Class A)
3.94%                                           10/20/10                               1,727                 1,706
Wells Fargo Home Equity Trust
3.97%                                           09/25/24                               1,332                 1,304 (f,g)
                                                                                                           107,806

CORPORATE NOTES - 25.9%
Abbey National PLC
7.95%                                           10/26/29                               3,205                 3,998 (f)
Abbott Laboratories
5.88%                                           05/15/16                               4,830                 5,007 (f)
AGL Capital Corp.
7.13%                                           01/14/11                               2,075                 2,202
AIG SunAmerica Global Financing VII
5.85%                                           08/01/08                               3,330                 3,367 (a,f)
Allegiance Corp.
7.00%                                           10/15/26                               2,100                 2,236 (f)
Allied Waste North America, Inc.
8.50%                                           12/01/08                               6,850                 7,175
Allstate Life Global Funding Trusts
3.85%                                           01/25/08                               2,655                 2,609 (f)
Altria Group, Inc.
7.20%                                           02/01/07                               2,675                 2,685 (f)
American Electric Power Company, Inc.
4.71%                                           08/16/07                               2,845                 2,826 (f,i)
American Electric Power Company, Inc. (Series D)
5.25%                                           06/01/15                               2,155                 2,099 (f)
American General Corp.
7.50%                                           08/11/10                               1,855                 1,997 (f)
Appalachian Power Co. (Series G)
3.60%                                           05/15/08                               1,630                 1,586 (f)
Appalachian Power Co. (Series K)
5.00%                                           06/01/17                               2,135                 2,003 (f)
Archer-Daniels-Midland Co.
7.00%                                           02/01/31                               2,130                 2,457 (f)
Arizona Public Service Co.
6.25%                                           08/01/16                               3,165                 3,227
AT&T, Inc.
4.13%                                           09/15/09                               4,255                 4,120 (f)
5.63%                                           06/15/16                               4,985                 4,927 (f)
5.88%                                           08/15/12                               2,130                 2,168 (f)
AvalonBay Communities, Inc. (REIT)
5.75%                                           09/15/16                               2,075                 2,095
BAC CAP TRUST V
5.63%                                           03/08/35                               3,200                 2,975 (f)
Banco BMG S.A.
9.15%                                           01/15/16                               2,165                 2,170 (a,f)
Banco Mercantil del Norte S.A.
5.88%                                           02/17/14                               4,400                 4,422 (a,f,g)
Banco Santander Chile
5.38%                                           12/09/14                               3,465                 3,411 (a,f)
Bank of America Corp.
5.75%                                           08/15/16                               2,530                 2,575
Barclays Bank PLC
5.93%                                           12/31/49                               2,170                 2,170 (a,g)
BellSouth Corp.
4.20%                                           09/15/09                               2,890                 2,803
6.55%                                           06/15/34                               3,035                 3,049 (f)
BJ Services Co.
5.75%                                           06/01/11                               3,150                 3,179
BNP US Funding LLC (Series A)
7.74%                                           12/31/49                               1,710                 1,750 (a,f,g)
Boyd Gaming Corp.
7.13%                                           02/01/16                               3,310                 3,202 (f)
Braskem S.A.
8.00%                                           01/26/17                               1,750                 1,753 (a)
British Telecommunications PLC
8.38%                                           12/15/10                               1,260                 1,412
Burlington Northern Santa Fe Corp.
8.13%                                           04/15/20                               4,840                 5,921 (f)
Cadbury Schweppes US Finance LLC
3.88%                                           10/01/08                               2,035                 1,979 (a)
Campbell Soup Co.
5.50%                                           03/15/07                               2,725                 2,727 (f)
Capital One Bank
6.50%                                           06/13/13                               1,325                 1,385 (f)
Capital One Financial Corp.
8.75%                                           02/01/07                               3,200                 3,233 (f)
Carolina Power & Light Co.
5.15%                                           04/01/15                               1,500                 1,466 (f)
5.70%                                           04/01/35                                 815                   791 (f)
6.13%                                           09/15/33                               3,090                 3,176 (f)
CBS Corp.
5.63%                                           05/01/07                               2,325                 2,327 (f)
CCSA Finance Ltd.
7.88%                                           05/17/16                               1,690                 1,698 (a)
Clear Channel Communications, Inc.
4.63%                                           01/15/08                               3,355                 3,312 (f)
CNA Financial Corp.
6.00%                                           08/15/11                               3,165                 3,209
Comcast Cable Communications Holdings, Inc.
9.46%                                           11/15/22                               3,730                 4,820 (f)
Commonwealth Bank of Australia
6.02%                                           03/29/49                               3,070                 3,068 (a,g)
Consolidated Edison Company of New York
5.63%                                           07/01/12                               4,075                 4,139 (f)
Consumers Energy Co.
5.15%                                           02/15/17                               2,060                 1,972 (f)
Corp Andina de Fomento
5.75%                                           01/12/17                               2,385                 2,401
Cosan S.A. Industria e Comercio
8.25%                                           02/28/49                               2,690                 2,549 (a,f)
Cosipa Commercial Ltd.
8.25%                                           06/14/16                               2,165                 2,289 (a)
Countrywide Home Loans, Inc.
5.63%                                           05/15/07                               2,035                 2,037 (f)
COX Communications, Inc.
5.45%                                           12/15/14                               3,235                 3,122 (f)
CRH America, Inc.
6.00%                                           09/30/16                               2,100                 2,103
Crown Americas LLC and Crown Americas Capital
Corp.
7.75%                                           11/15/15                               8,460                 8,566
CSC Holdings, Inc.
7.88%                                           12/15/07                               5,525                 5,608
CSX Transportation, Inc.
9.75%                                           06/15/20                               1,365                 1,841 (f)
DaimlerChrysler NA Holding Corp.
4.05%                                           06/04/08                               2,000                 1,957 (f)
4.75%                                           01/15/08                               2,000                 1,981 (f)
DBS Bank Ltd.
5.00%                                           11/15/19                               3,820                 3,662 (a,f,g)
Delhaize America, Inc.
8.13%                                           04/15/11                               2,100                 2,254
Detroit Edison Co. (Series B)
5.45%                                           02/15/35                               3,470                 3,226 (f)
Deutsche Bank Capital Funding Trust VII
5.63%                                           01/19/49                               1,380                 1,345 (a,f,g)
Devon OEI Operating Inc.
4.38%                                           10/01/07                               1,410                 1,394 (f)
Diageo Capital PLC
5.50%                                           09/30/16                               3,145                 3,119
Dominion Resources, Inc.
5.69%                                           05/15/08                               3,165                 3,178 (f,i)
Dominion Resources, Inc. (Series B)
4.13%                                           02/15/08                               3,330                 3,276 (f)
Dominion Resources, Inc. (Series G)
3.66%                                           11/15/06                               3,195                 3,188 (f,i)
Duke Capital LLC
4.33%                                           11/16/06                               3,645                 3,639 (f)
5.67%                                           08/15/14                               2,050                 2,035 (f)
Echostar DBS Corp.
7.00%                                           10/01/13                               3,120                 3,050 (a)
7.13%                                           02/01/16                               6,000                 5,797 (a,f)
El Paso Corp.
7.63%                                           09/01/08                               3,050                 3,122
El Paso Electric Co.
6.00%                                           05/15/35                               3,210                 3,098 (f)
El Paso Production Holding Company
7.75%                                           06/01/13                               5,525                 5,649
Embarq Corp.
7.08%                                           06/01/16                               3,140                 3,203
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                          07/19/13                               2,210                 2,279 (a)
Enterprise Products Operating LP
4.00%                                           10/15/07                               5,570                 5,485 (f)
EOP Operating LP
7.00%                                           07/15/11                               4,240                 4,490 (f)
7.75%                                           11/15/07                               2,845                 2,917 (f)
Federated Department Stores, Inc.
6.90%                                           04/01/29                               2,405                 2,457
FirstEnergy Corp. (Series B)
6.45%                                           11/15/11                               2,980                 3,109 (f)
Forest Oil Corp.
8.00%                                           06/15/08                               5,630                 5,778
FPL Group Capital, Inc. (Series B)
5.55%                                           02/16/08                               3,630                 3,636 (f)
Georgia Power Co.
4.88%                                           07/15/07                               3,565                 3,553 (f)
Goodrich Corp.
7.10%                                           11/15/27                               2,380                 2,595 (f)
Greater Bay Bancorp
5.25%                                           03/31/08                               4,870                 4,851 (f)
GS Caltex Corp.
5.50%                                           10/15/15                               3,245                 3,197 (a,f)
GTE Corp.
6.94%                                           04/15/28                               4,600                 4,745 (f)
7.51%                                           04/01/09                               2,125                 2,228 (f)
Halliburton Co.
8.75%                                           02/15/21                               1,945                 2,470 (f)
HSBC Capital Funding LP
4.61%                                           12/29/49                               3,400                 3,152 (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                           12/31/49                               3,380                 3,836 (a,f,g)
HSBC Finance Corp.
6.50%                                           11/15/08                               3,396                 3,484 (f)
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                           08/01/27                               5,410                 6,195 (a)
IBM Canada Credit Services Co.
3.75%                                           11/30/07                               1,790                 1,758 (a,f)
ICICI Bank Ltd.
7.25%                                           08/29/49                               1,765                 1,795 (a,g)
IIRSA Norte Finance Ltd.
8.75%                                           05/30/24                               2,690                 2,757 (a)
IMC Global Inc. (Series B)
10.88%                                          06/01/08                               4,395                 4,686
ING Capital Funding TR III
8.44%                                           12/29/49                               2,765                 3,073 (f,g)
ING Groep N.V.
5.78%                                           12/29/49                               5,280                 5,203 (f,g)
International Business Machines Corp.
3.80%                                           02/01/08                               2,140                 2,103 (f)
iStar Financial, Inc. (REIT)
4.88%                                           01/15/09                               1,070                 1,059 (f)
7.00%                                           03/15/08                               2,040                 2,090 (f)
JBS S.A.
10.50%                                          08/04/16                               1,700                 1,721 (a)
Kansas Gas & Electric
5.65%                                           03/29/21                               1,705                 1,663 (f)
Kimco Realty Corp. (REIT)
4.82%                                           06/01/14                               2,135                 2,029 (f)
Kinder Morgan Energy Partners LP
5.13%                                           11/15/14                               2,540                 2,409 (f)
Kraft Foods, Inc.
5.25%                                           06/01/07                               2,310                 2,306 (f)
L-3 Communications Corp.
6.38%                                           10/15/15                               3,380                 3,287 (f)
Laboratory Corp of America Holdings
5.63%                                           12/15/15                               2,125                 2,106 (f)
Landsbanki Islands
6.10%                                           08/25/11                               2,160                 2,183 (a)
Lucent Technologies Inc.
5.50%                                           11/15/08                               5,520                 5,437
Lyondell Chemical Company
8.25%                                           09/15/16                               5,390                 5,471
MacDermid, Inc.
9.13%                                           07/15/11                               5,685                 5,927 (f)
Marsh & McLennan Companies, Inc.
5.15%                                           09/15/10                               3,200                 3,139 (f)
Mediacom Broadband LLC
8.50%                                           10/15/15                               5,520                 5,485 (a)
Merrill Lynch & Company, Inc.
6.05%                                           05/16/16                               3,550                 3,664
MGM Mirage
5.88%                                           02/27/14                               9,725                 9,008 (f)
Midamerican Energy Holdings Co.
3.50%                                           05/15/08                               3,160                 3,073 (f)
6.13%                                           04/01/36                               2,165                 2,187 (a,f)
Mohegan Tribal Gaming Authority
8.00%                                           04/01/12                               5,645                 5,843 (f)
Morgan Stanley (Series F)
5.62%                                           01/18/08                               9,000                 9,015 (f,g)
6.25%                                           08/09/26                               2,520                 2,609
Motorola, Inc.
4.61%                                           11/16/07                               3,340                 3,314 (f)
MUFG Capital Finance 1 Ltd.
6.35%                                           07/25/49                               2,070                 2,098 (f,g)
NAK Naftogaz Ukrainy
8.13%                                           09/30/09                               2,700                 2,611
National Power Corp.
9.63%                                           05/15/28                               2,760                 3,184
NB Capital Trust IV
8.25%                                           04/15/27                               4,160                 4,366 (f)
Nelnet, Inc.
5.13%                                           06/01/10                               2,800                 2,739 (f)
Nevada Power Company (Series N)
6.65%                                           04/01/36                               1,480                 1,530 (a)
New Cingular Wireless Services Inc.
8.75%                                           03/01/31                               3,600                 4,615 (f)
News America, Inc.
7.25%                                           05/18/18                               1,915                 2,103 (f)
Nisource Finance Corp.
5.45%                                           09/15/20                               3,165                 2,923
Norfolk Southern Corp.
6.00%                                           04/30/08                                 475                   480 (f)
Norfolk Southern Railway Co.
9.75%                                           06/15/20                               2,360                 3,210 (f)
Northeast Utilities (Series B)
3.30%                                           06/01/08                               2,105                 2,032 (f)
Northern States Power Co.
6.25%                                           06/01/36                               1,240                 1,316
Northrop Grumman Corp.
4.08%                                           11/16/06                               5,245                 5,236 (f)
NorthWestern Corp.
5.88%                                           11/01/14                               3,875                 3,812 (f)
Ohio Power Co. (Series E)
6.60%                                           02/15/33                               1,120                 1,190 (f)
ONEOK Partners LP
5.90%                                           04/01/12                               2,075                 2,083
Owens Brockway Glass Container Inc.
6.75%                                           12/01/14                               2,955                 2,807 (f)
Pacific Bell
7.13%                                           03/15/26                               1,495                 1,607
Pacific Gas & Electric Co.
6.05%                                           03/01/34                               1,630                 1,640 (f)
Pan American Energy LLC. (Series 4)
7.75%                                           02/09/12                               1,930                 1,925 (a)
PanAmSat Corp.
9.00%                                           08/15/14                               6,305                 6,510 (f)
Pemex Finance Ltd.
9.03%                                           02/15/11                               4,941                 5,288 (f)
9.69%                                           08/15/09                               3,969                 4,298 (f)
Pemex Project Funding Master Trust
6.13%                                           08/15/08                               3,145                 3,169 (f)
7.38%                                           12/15/14                               2,020                 2,189 (f,h)
Pepco Holdings, Inc.
5.50%                                           08/15/07                               3,385                 3,384 (f)
6.03%                                           06/01/10                               3,250                 3,261 (f,g)
Petrobras International Finance Company
6.13%                                           10/06/16                               1,380                 1,374
Pioneer Natural Resources Co.
6.88%                                           05/01/18                               5,525                 5,521 (f)
Plains All American Pipeline, LP
6.70%                                           05/15/36                               2,165                 2,262 (a)
Popular North America, Inc.
4.25%                                           04/01/08                               3,200                 3,142
Potomac Edison Co.
5.35%                                           11/15/14                               1,520                 1,494 (f)
Procter & Gamble - ESOP (Series A)
9.36%                                           01/01/21                               4,726                 5,945 (f)
Prudential Financial, Inc.
5.54%                                           06/13/08                               5,000                 5,012 (f,g)
Prudential Holdings LLC (Series C)
8.70%                                           12/18/23                               3,210                 4,093
Puget Energy, Inc.
3.36%                                           06/01/08                               2,120                 2,050 (f)
Puget Sound Energy, Inc.
5.48%                                           06/01/35                               2,135                 1,954 (f)
6.27%                                           03/15/37                               1,260                 1,285
Qwest Capital Funding Inc.
6.38%                                           07/15/08                               8,400                 8,410
Rabobank Capital Funding II
5.26%                                           12/31/49                               4,670                 4,570 (a,f,g)
Rabobank Capital Funding Trust
5.25%                                           12/29/49                               2,130                 2,056 (a,g)
Reckson Operating Partnership LP (REIT)
5.88%                                           08/15/14                               2,280                 2,275 (f)
Resona Bank Ltd.
5.85%                                           09/29/49                               3,070                 3,001 (a,g)
Rogers Cable Inc.
5.50%                                           03/15/14                               5,220                 4,907 (f)
Rouse Company LP (REIT)
6.75%                                           05/01/13                               3,245                 3,243 (a)
RSHB Capital S.A.
7.18%                                           05/16/13                               2,750                 2,860 (a)
Simon Property Group, L.P. (REIT)
4.60%                                           06/15/10                               2,165                 2,113 (f)
4.88%                                           08/15/10                               3,870                 3,806 (f)
Smith International, Inc.
6.00%                                           06/15/16                               2,105                 2,153
Southern Copper Corp.
7.50%                                           07/27/35                               5,380                 5,631
Sprint Capital Corp.
6.00%                                           01/15/07                               5,330                 5,336 (f)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                           12/03/14                               2,010                 1,953 (g)
Station Casinos Inc.
7.75%                                           08/15/16                               2,160                 2,241
Stewart Enterprises, Inc.
6.25%                                           02/15/13                               6,860                 6,345
Telecom Italia Capital S.A.
6.11%                                           07/18/11                               4,205                 4,172 (g)
Telefonos de Mexico S.A. de C.V.
4.50%                                           11/19/08                               1,225                 1,201 (f)
8.75%                                           01/31/16                              29,000                 2,586
Teva Pharmaceutical Finance LLC
6.15%                                           02/01/36                                 700                   674
The Kroger Co.
6.80%                                           12/15/18                               2,085                 2,185 (f)
The Thomson Corp.
5.50%                                           08/15/35                               2,125                 1,963 (f)
Time Warner Entertainment Co.
8.38%                                           03/15/23 - 07/15/33                    5,140                 6,008 (f)
TNK-BP Finance S.A.
7.50%                                           07/18/16                               1,450                 1,515 (a)
TXU Electric Delivery Co.
5.00%                                           09/01/07                               2,180                 2,171 (f)
6.38%                                           05/01/12                                 875                   904 (f)
Tyson Foods, Inc.
7.25%                                           10/01/06                                  95                    95 (f)
Union Pacific Railroad Co.
5.87%                                           07/02/30                               2,110                 2,217
United Overseas Bank Ltd.
4.50%                                           07/02/13                               4,325                 4,083 (a,f)
United Utilities PLC
6.45%                                           04/01/08                               2,215                 2,248 (f)
Vale Overseas Ltd.
8.25%                                           01/17/34                               2,760                 3,133
Valero Energy Corp.
3.50%                                           04/01/09                               3,465                 3,320 (f)
Verizon Pennsylvania Inc.
8.75%                                           08/15/31                               2,125                 2,527 (f)
VTB Capital S.A.
6.14%                                           09/21/07                               4,320                 4,340 (a,f,g)
Wells Fargo & Co.
5.25%                                           12/01/07                                 805                   805 (f)
Wells Fargo Bank NA
5.95%                                           08/26/36                               1,320                 1,351
Westar Energy, Inc.
5.15%                                           01/01/17                               1,450                 1,382 (f)
7.13%                                           08/01/09                               1,160                 1,206 (f)
Westfield Capital Corporation Ltd.
4.38%                                           11/15/10                               3,100                 2,990 (a,f)
Weyerhaeuser Co.
6.13%                                           03/15/07                                 583                   584 (f)
Williams Partners LP
7.50%                                           06/15/11                               4,310                 4,321 (a)
Wisconsin Electric Power
3.50%                                           12/01/07                               2,565                 2,513 (f)
Wyeth
4.38%                                           03/01/08                               2,400                 2,369
                                                                                                           643,925

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 10.8%

Banc of America
Commercial Mortgage Inc.
5.32%                                           10/10/11                               3,131                 3,147
Banc of America Funding Corp.
5.75%                                           03/20/36                               1,757                 1,752 (f,g)
5.86%                                           02/20/36                               2,990                 2,998 (f,g)
Banc of America Mortgage Securities (Class B)
5.33%                                           10/25/35                               1,217                 1,182 (f,g)
5.39%                                           01/25/36                               1,845                 1,812 (f,g)
5.56%                                           02/25/36                               1,396                 1,381 (f,g)
Bank of America Alternative Loan Trust
6.50%                                           07/25/35                               2,609                 2,648 (f)
Bear Stearns Commercial Mortgage Securities
5.58%                                           03/11/39                               1,472                 1,489 (f,g)
6.02%                                           02/14/31                               3,657                 3,715 (f)
CalSTRS Trust
4.13%                                           11/20/12                               5,926                 5,850 (a,f)
Citigroup Mortgage Loan Trust, Inc.
6.10%                                           08/25/36                               3,899                 3,922 (g)
Countrywide Alternative Loan Trust
5.97%                                           05/25/36                                 662                   601 (g)
6.00%                                           03/25/36 - 06/25/36                    2,092                 1,808
Countrywide Alternative Loan Trust (Class B)
6.00%                                           05/25/36 - 08/25/36                    2,001                 1,801
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                           12/25/35                               1,663                 1,620 (f)
Credit Suisse Mortgage Capital Certificates
5.47%                                           09/15/39                               3,967                 3,993
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                           02/25/36                                 998                   976 (f,g)
CS First Boston Mortgage Securities Corp.
1.69%                                           03/15/35                              73,482                 2,798 (a,f,g)
5.16%                                           07/15/37                              54,140                 1,508 (a,c,f,g)
5.33%                                           10/25/35                               1,667                 1,601 (f,g)
DLJ Commercial Mortgage Corp.
6.24%                                           11/12/31                               7,703                 7,828 (f)
First Horizon Alternative Mortgage Securities
(Class B)
5.98%                                           05/25/36                                 433                   391 (g)
First Union-Lehman Brothers-Bank of America
6.56%                                           11/18/35                               3,184                 3,226 (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                           05/15/35                               5,085                 5,169 (f)
6.47%                                           04/15/34                               2,000                 2,089 (f)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.08%                                           12/10/41                              88,466                 2,028 (c,f,g)
Greenwich Capital Commercial Funding Corp.
5.12%                                           04/10/37                               4,200                 4,193 (f)
Impac CMB Trust
5.59%                                           04/25/35                               3,986                 3,994 (f,g)
Impac CMB Trust (Class 1)
5.69%                                           10/25/34                               4,192                 4,197 (f,g)
Impac CMB Trust (Class A)
6.09%                                           12/25/33                               1,193                 1,193 (f,g)
Indymac INDA Mortgage Loan Trust
5.16%                                           01/25/36                                 475                   455 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                           01/25/36                                 955                   948 (f,g)
Indymac Index Mortgage Loan Trust
5.39%                                           06/25/35                               2,799                 2,732 (f,g)
JP Morgan Chase Commercial Mortgage Securities
Corp.
1.29%                                           01/12/39                              45,323                 1,653 (a,f,g)
6.47%                                           11/15/35                               5,391                 5,680 (f)
JP Morgan Mortgage Trust
5.41%                                           11/25/35                               5,479                 5,406 (f,g)
LB-UBS Commercial Mortgage Trust
4.06%                                           09/15/27                               6,696                 6,521 (f,g)
4.51%                                           12/15/29                               3,039                 2,946 (f)
4.53%                                           01/15/36                              23,213                 1,567 (a,c,f)
4.63%                                           03/15/34                              11,298                   158 (a,c,f,g)
5.09%                                           01/18/12                              76,496                 2,173 (c,f,g)
5.26%                                           09/15/39                               5,130                 5,156
5.37%                                           09/15/39                               3,000                 3,015
6.17%                                           10/15/35                              23,598                 1,011 (a,c,f,g)
6.23%                                           03/15/26                               3,000                 3,069 (f)
6.24%                                           01/15/36                              29,042                   780 (a,c,f,g)
6.75%                                           09/15/39                              25,000                   481 (a,c,g)
7.16%                                           02/15/40                              52,759                 1,133 (a,c,f,g)
7.80%                                           03/15/36                              87,819                 2,479 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                           12/15/30                               1,777                 1,850 (f)
6.65%                                           11/15/27                               8,377                 8,853 (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                           07/14/16                                 750                   795 (a,f)
LB-UBS Commercial Mortgage Trust (Class X)
5.25%                                           09/15/39                             145,010                 5,130 (c,g)
7.46%                                           12/15/39                              53,615                   950 (a,c,f,g)
7.93%                                           03/15/32                              59,654                   901 (c,f,g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.59%                                           10/15/17                               7,000                 7,004 (a,f,g)
5.64%                                           10/15/17                               4,000                 4,002 (a,f,g)
Master Alternative Loans Trust
5.00%                                           08/25/18                               2,488                   383 (e,f)
6.50%                                           08/25/34 - 05/25/35                   10,073                10,195 (f)
Master Alternative Loans Trust (Class 3)
6.50%                                           01/25/35                               2,827                 2,827 (f)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                           05/12/39                               5,006                 5,101 (g)
MLCC Mortgage Investors, Inc.
5.40%                                           02/25/36                               1,505                 1,471 (f,g)
Morgan Stanley Capital I
5.71%                                           07/20/44                               3,000                 3,069
7.11%                                           04/15/33                               1,020                 1,066 (f)
Morgan Stanley Dean Witter Capital I
4.26%                                           04/15/34                              10,049                   183 (a,c,f,g)
4.53%                                           10/15/35                              15,754                   273 (a,c,f,g)
Morgan Stanley Dean Witter Capital I (Class A)
5.72%                                           12/18/32                                  77                    78 (f)
6.39%                                           10/15/35                               5,000                 5,256 (f)
6.54%                                           02/15/31                                 756                   778 (f)
Mortgage Capital Funding Inc. (Class C)
6.73%                                           06/18/30                               2,046                 2,091 (f)
MortgageIT Trust (Class A)
5.63%                                           08/25/35                               5,995                 5,989 (f,g)
Nomura Asset Securities Corp. (Class A)
6.59%                                           03/15/30                               8,377                 8,517 (f)
Opteum Mortgage Acceptance Corp.
5.63%                                           02/25/35                               4,243                 4,241 (f,g)
Puma Finance Ltd. (Class A)
5.55%                                           03/25/34                               1,833                 1,836 (f,g)
Residential Accredit Loans, Inc.
6.00%                                           01/25/36 - 04/25/36                    3,799                 3,634 (f)
6.04%                                           01/25/36                               1,039                 1,047 (f,g)
Residential Funding Mortgage Security I
5.75%                                           01/25/36                               1,763                 1,726 (f)
Residential Mortgage Securities
5.52%                                           08/10/30                               3,028                 3,028 (a,f,g)
Sequoia Mortgage Trust
5.59%                                           06/20/34                                 587                   587 (f,g)
Structured Asset Securities Corp. (Class X)
2.15%                                           02/25/28                               8,759                   383 (g)
Wachovia Bank Commercial Mortgage Trust
5.51%                                           03/15/45                              12,216                12,347 (f)
5.68%                                           05/15/43                               4,341                 4,420 (g)
Wachovia Bank Commercial Mortgage Trust
(Class A)
5.77%                                           07/15/45                               5,016                 5,161
Washington Mutual Inc.
5.66%                                           01/25/45                               2,597                 2,606 (f,g)
Wells Fargo Mortgage Backed Securities Trust
5.00%                                           11/25/20                               4,437                 4,392 (f)
5.35%                                           10/25/36                               7,886                 7,820 (g)
5.39%                                           08/25/35                               4,173                 4,057 (f,g)
5.50%                                           01/25/36 - 03/25/36                    4,137                 3,975 (f)
Wells Fargo Mortgage Backed Securities Trust
(Class B)
5.50%                                           03/25/36                               2,979                 2,889 (f)
                                                                                                           269,184

SOVEREIGN BONDS - 1.4%
Government of Argentina
1.33%                                           12/31/38                               2,760                 1,201 (h,i)
7.00%                                           09/12/13                               1,655                 1,537
Government of Bahamas
6.63%                                           05/15/33                               2,400                 2,725 (a,f)
Government of Brazil
8.25%                                           01/20/34                               2,760                 3,174
8.88%                                           10/14/19                               2,760                 3,273
12.50%                                          01/05/16                               5,300                 2,447
Government of Colombia
7.38%                                           09/18/37                               2,690                 2,724
8.13%                                           05/21/24                               2,400                 2,640
12.00%                                          10/22/15                             644,000                   310
Government of Panama
7.25%                                           03/15/15                                 280                   299
Government of Philippine
7.75%                                           01/14/31                               2,690                 2,808
9.38%                                           01/18/17                               2,690                 3,174
Government of Turkey
7.38%                                           02/05/25                               2,690                 2,656
9.50%                                           01/15/14                               3,865                 4,396
Government of Uruguay
8.00%                                           11/18/22                               1,930                 2,036
                                                                                                            35,400

TOTAL BONDS AND NOTES                                                                                    2,416,000
 (COST $2,448,132)

-------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 20.6%
-------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 15.4%
AESOP Funding II LLC (Class A)
5.45%                                           04/20/10                               5,000                 5,011 (a,f,g)
American Express Credit Account Master Trust
(Class A)
5.44%                                           10/15/10                               4,000                 4,007 (g)
Arran Master Trust (Class A)
5.35%                                           12/15/10                               3,000                 3,000 (g)
Bayview Financial Acquisition Trust (Class A)
5.77%                                           02/28/44                               6,638                 6,650 (g)
Capital Auto Receivables Asset Trust (Class A)
5.39%                                           04/15/08                               2,863                 2,863 (g)
Chase Credit Card Master Trust (Class A)
5.37%                                           09/15/09                               3,000                 3,001 (g)
Chase Issuance Trust
5.34%                                           12/15/10                              10,000                10,002 (g)
Citibank Credit Card Issuance Trust
5.34%                                           12/15/10                               4,500                 4,501 (g)
5.46%                                           03/20/09                               8,000                 8,004 (f,g)
5.47%                                           11/22/10                              10,000                10,017 (g)
CNH Equipment Trust
5.40%                                           10/15/08                               1,703                 1,703 (g)
CNH Equipment Trust (Class A)
5.49%                                           12/15/10                               1,520                 1,522 (a,g)
CNH Wholesale Master Note Trust (Class A)
5.44%                                           06/15/11                               2,000                 2,001 (g)
Countrywide Asset-Backed Certificates
5.48%                                           07/25/36                               5,700                 5,700 (g)
5.52%                                           05/25/35                              16,739                16,744 (g)
5.59%                                           07/25/34                               3,000                 3,005 (g)
5.76%                                           05/25/33                                  57                    57 (g)
Countrywide Asset-Backed Certificates (Class 2)
5.63%                                           06/25/33                                  20                    20 (g)
Countrywide Asset-Backed Certificates (Class A)
5.73%                                           03/25/33                                 802                   803 (g)
Countrywide Home Equity Loan Trust
5.57%                                           01/15/30                              10,232                10,243 (g)
Countrywide Home Equity Loan Trust (Class A)
5.57%                                           05/15/28                               4,122                 4,122 (g)
Discover Card Master Trust I (Class A)
5.35%                                           05/15/11                               6,500                 6,500 (g)
First Franklin Mortgage Loan Asset Backed
Certificates
5.59%                                           11/25/36                               3,000                 2,996 (g)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.78%                                           03/25/35                              10,000                10,057 (g)
First Horizon Asset Back Trust (Class A)
5.55%                                           02/25/34                               1,315                 1,316 (f,g)
Fleet Credit Card Master Trust II (Class A)
5.47%                                           04/15/10                               8,000                 8,010 (g)
Fleet Home Equity Loan Trust (Class A)
5.58%                                           01/20/33                               2,371                 2,374 (g)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.37%                                           07/15/09                              35,000                34,984 (g)
Fremont Home Loan Trust
5.53%                                           04/25/35                               5,927                 5,931 (g)
GMAC Mortgage Corp. Loan Trust
5.42%                                           08/25/35                               4,700                 4,701 (g)
Gracechurch Card Funding PLC
5.34%                                           06/15/10                               5,000                 5,002 (g)
Gracechurch Card Funding PLC (Class A)
5.34%                                           11/15/10                               2,500                 2,502 (g)
5.36%                                           02/17/09                              10,000                10,002 (g)
5.44%                                           03/15/10                               3,500                 3,504 (g)
GSAA Trust
5.39%                                           10/25/36                               2,500                 2,498 (g)
5.58%                                           01/25/36                              10,000                10,009 (g)
GSAMP Trust
5.48%                                           12/25/35                              12,500                12,506 (g)
Hertz Vehicle Financing LLC
5.42%                                           05/25/08                              11,000                11,002 (a,g)
5.47%                                           02/25/10                               5,000                 5,000 (a,g)
Indymac Residential Asset Backed Trust
5.38%                                           11/25/36                               5,000                 4,999 (g)
5.44%                                           09/13/36                              10,449                10,447 (g)
5.50%                                           10/25/35                              20,000                20,009 (g)
Irwin Home Equity
5.47%                                           02/25/36                                 920                   930 (a,g)
JP Morgan Mortgage Acquisition Corp.
5.43%                                           01/25/36                               7,942                 7,946 (g)
Long Beach Mortgage Loan Trust
5.43%                                           05/25/36                               3,800                 3,800 (g)
5.45%                                           09/25/35                               1,737                 1,737 (g)
5.60%                                           11/25/34                               1,132                 1,133 (g)
5.61%                                           09/25/35                               6,000                 6,011 (g)
Meritage Mortgage Loan Trust (Class II)
5.60%                                           07/25/64                               5,807                 5,812 (g)
Metris Master Trust (Class A)
5.43%                                           03/21/11                               7,000                 7,001 (g)
5.48%                                           10/20/10                              10,000                10,000 (g)
Option One Mortgage Loan Trust (Class A)
5.75%                                           02/25/33                                 417                   417 (g)
Providian Gateway Master Trust (Class A)
5.63%                                           06/15/10                               2,560                 2,562 (a,g)
Residential Asset Mortgage Products, Inc.
5.60%                                           12/25/33                               8,519                 8,538 (g)
Residential Asset Mortgage Products, Inc.
(Class A)
5.61%                                           06/25/32                                 123                   123 (g)
Residential Asset Securities Corp.
5.42%                                           06/25/36                               3,000                 3,000 (g)
5.58%                                           01/25/36                              12,000                12,024 (g)
Residential Asset Securities Corp. (Class A)
5.62%                                           06/25/33                                 218                   218 (f,g)
Residential Funding Mortgage Securities II
Inc. (Class A)
5.54%                                           02/25/34                                 326                   326 (g)
Saxon Asset Securities Trust
5.44%                                           03/25/36                              10,671                10,673 (g)
5.56%                                           05/25/35                               1,929                 1,930 (g)
5.62%                                           08/25/35                                 258                   258 (g)
Structured Asset Investment Loan Trust
5.50%                                           04/25/35                               7,000                 7,003 (g)
Structured Asset Securities Corp.
5.53%                                           02/25/35                               7,494                 7,502 (g)
Wachovia Asset Securitization Inc. (Class A)
5.55%                                           06/25/34                               1,984                 1,986 (g)
Waverly Community School
5.43%                                           05/25/36                               6,338                 6,340 (g)
                                                                                                           384,595

CORPORATE NOTES - 1.4%
Countrywide Financial Corp.
5.55%                                           11/03/06 - 09/02/08                   22,000                22,001 (g)
Marsh & McLennan Companies, Inc.
5.64%                                           07/13/07                               3,000                 2,999 (g)
VTB Capital S.A.
6.14%                                           09/21/07                              10,000                10,046 (a,f,g)
                                                                                                            35,046

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
- 3.8%
Banc of America Large Loan
5.45%                                           06/15/18                                  68                    68 (a,g)
5.54%                                           03/15/22                              10,000                10,006 (a,g)
Crusade Global Trust (Class A)
5.58%                                           09/18/34                               1,795                 1,799 (g)
Granite Master Issuer PLC
5.47%                                           12/20/24 - 12/20/54                   22,000                22,016 (g)
Granite Mortgages PLC (Class 1)
5.68%                                           01/20/43                               1,135                 1,136 (g)
Impac CMB Trust
5.66%                                           08/25/33                               1,433                 1,434 (g)
Impac CMB Trust (Class 1)
5.69%                                           10/25/34                               5,071                 5,077 (f,g)
Impac Secured Assets CMN Owner Trust
5.72%                                           03/25/36                               5,990                 6,029 (g)
Interstar Millennium Trust (Class A)
5.59%                                           03/14/36                               1,258                 1,261 (g)
JP Morgan Alternative Loan Trust
5.39%                                           08/25/36 - 10/25/36                   17,036                17,036 (g)
Medallion Trust (Class A)
5.44%                                           08/22/36                               3,280                 3,289 (g)
Morgan Stanley Capital I
5.94%                                           01/15/21                               9,000                 9,000 (a,g)
National RMBS Trust
5.50%                                           03/20/34                               1,916                 1,916 (g)
Residential Accredit Loans, Inc.
5.51%                                           06/25/36                               4,726                 4,730 (g)
Thornburg Mortgage Securities Trust (Class A)
5.54%                                           12/25/35                               3,989                 3,986 (g)
5.67%                                           04/25/43                               1,117                 1,118 (g)
Washington Mutual Inc.
5.67%                                           01/25/45                               2,076                 2,079 (g)
5.80%                                           07/25/44                               3,461                 3,487 (g)
                                                                                                            95,467

TOTAL SECURITIES PURCHASED WITH COLLATERAL                                                                 515,108
FROM SECURITIES ON LOAN
 (COST $514,896)

                                                                         NUMBER OF CONTRACTS                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
IMM Euro Future Options                                                                  950                   $18
IMM Euro Future Options                                                                  380                    52
 (COST $77)

PUT OPTIONS
U.S. Treasury Notes 10Yr. Futures                                                        440                    55
 (COST $59)

TOTAL PURCHASED OPTIONS                                                                                        125
 (COST $136)

TOTAL INVESTMENTS IN SECURITIES                                                                          2,931,233
 (COST $2,963,164)

                                                                            NUMBER OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.8%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 9.8%

GEI Short Term Investment Fund
5.49%                                                                            243,890,533              $243,891 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 8.0%

GEI Short Term Investment Fund
5.49%                                                                            198,988,045               198,988 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                               442,879
 (COST $442,879)

TOTAL INVESTMENTS                                                                                        3,374,112
 (COST $3,406,043)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -                                                              (882,479)
(35.4)%
                                                                                                   ---------------
NET ASSETS - 100.0%                                                                                $     2,491,633
                                                                                                   ===============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following written option contracts open at September
30, 2006 (unaudited):

                                                                   EXPIRATION DATE/        NUMBER OF
CALL OPTIONS                                                           STRIKE PRICE        CONTRACTS                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
IMM Euro Future Options                                               Oct 06 /94.88              950                     $6
IMM Euro Future Options                                               Nov 06 /94.75              380                     16
 (Written Option Premium $27)

                                                                   EXPIRATION DATE/        NUMBER OF
PUT OPTIONS                                                            STRIKE PRICE        CONTRACTS                  VALUE
U.S. Treasury Notes 10 Yr. Futures                                    Oct 06/106.00              440                    $14
 (Written Option Premium $13)                                                                                           ---
                                                                                                                        $36
                                                                                                                        ===

The S&S Income Fund had the following long futures contracts open at September
30, 2006 (unaudited):

                                                                                                    CURRENT             UNREALIZED
DESCRIPTION                              EXPIRATION DATE               NUMBER OF CONTRACTS   NOTIONAL VALUE           APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Yr. Futures         December 2006                                390          $79,755                $231
U.S. Treasury Notes 5 Yr. Futures         December 2006                                870           91,799                 623
U.S. Treasury Notes 10 Yr. Futures        December 2006                                128           13,832                 (8)
                                                                                                                           ----
                                                                                                                           $846
                                                                                                                           ====




NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30,2006 (unaudited)


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30,2006, these securities amounted to $233,596 or 9.38% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At September 30,2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at September 30,2006.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k)  Treasury Inflation Protected Securities.

+    Percentages are based on net assets as of September 30,2006.

*    Less than 0.1%.

**   Par value less than 500



Abbreviations:

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

STRIPS      Separate Trading of Registered Interest and Principal of Security

TBA         To be Announced


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated


Date:  November 29, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  November 29, 2006